UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [X]; Amendment Number: 12

This Amendment (check only one):[X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RLH Management
Address:  152 West 57th Street, 38th Floor
          New York, NY  10019

13F File Number:  28-6874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard L. Haydon
Title:    Managing General Partner
          Phone:(212) 247-6507

Signature, Place, and Date of Signing:

/s/ Richard L. Haydon              New York, NY
[Signature]                        [City, State]

[Date] October 16, 2000

Report Type (Check only one):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:    0
                                   ----------

Form 13F Information Table Entry Total:    28
                                        ----------

Form 13F Information Table Value Total: $ 16,403
                                        ----------
                                        (thousands)

List of Other Included Managers:

NONE

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

                           FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN 2          COLUMN 3       COLUMN 4            COLUMN 5                             COLUMN 6
--------                    --------          --------       --------            --------                             --------


                            TITLE OF                         VALUE               SHRS OR           SH       PUT/      INVESTMENT
NAME OF ISSUER              CLASS             CUSIP          (x$1000)            PRN AMT           PRN      CALL      DISCRETION
--------------              --------          -----          --------            -------           ---      ----      ----------

ALLIED CAP CORP NEW                COM        01903Q 10 8                   $519            25,000                    SOLE

AT&T CORP                          COM        001957 10 9                   $739            25,000                    SOLE

AVISTA CORP                        COM        05379B 10 7                 $1,518            67,400                    SOLE

BOGEN COMMUNICATIONS               COM        097189 10 4                   $120            18,900                    SOLE

INTL INC

CENDANT CORP                       COM        151313 10 3                   $464            42,700                    SOLE

CONECTIV INC                       COM        206829 10 3                   $823            46,000                    SOLE

CORAM HEATHCARE CORP               COM        218103 10 9                   $178         1,825,101                    SOLE

COVALENT GROUP INC                 COM        222815 10 2                   $975           300,000                    SOLE

FLOORING AMER INC                  COM        339756 10 8                     $0            22,400                    SOLE

FRANCHISE FIN CORP AMER            COM        351807 10 2                   $675            30,000                    SOLE

GENERAL MOTORS CORP                COM        370442 10 5                   $325             5,000                    SOLE

GRIFFON CORP                       COM        398433 10 2                   $876           115,825                    SOLE

KROLL O GARA CO                    COM        501050 10 8                    $60            10,000                    SOLE

MILESTONE SCIENTIFIC INC           COM        59935P 10 0                   $398           205,134                    SOLE

NOVELL INC                         COM        670006 10 5                 $1,171           117,800                    SOLE

PIER ONE IMPORTS INC               COM        720279 10 8                   $136            10,000                    SOLE

PRIME HOSPITALITY CORP             COM        741917 10 8                   $101            10,000                    SOLE

PROECTION ONE INC                  COM        743663 30 4                    $14            10,000                    SOLE

QUADRAMED CORP                     COM        74730W 10 1                   $112            85,600                    SOLE

QUENTRA NETWORKS INC               COM        22406P 10 8                 $2,447           766,143                    SOLE

RGS ENERGY GROUP INC               COM        74956K 10 4                   $859            30,500                    SOLE

TOYS R US INC                      COM        892335 10 0                   $479            29,500                    SOLE

UNISYS CORP                        COM        909214 10 8                   $114            10,164                    SOLE

VANTAGEMED CORP                    COM        92208W 10 6                    $23            15,000                    SOLE

WESTERN RES INC                    COM        959425 10 9                 $2,887           133,400                    SOLE

WESTPOINT STEVENS INC              COM        961238 10 2                   $123            10,000                    SOLE

ZIPLINK INC                        COM        989741 10 3                   $267            82,300                    SOLE


COLUMN 1                    COLUMN 7                         COLUMN 8
--------                    --------                         --------
                                                         VOTING AUTHORITY

NAME OF ISSUER              OTHER MANAGERS    SOLE           SHARED        NONE
--------------              --------------    ----           ------        -----

ALLIED CAP CORP NEW                             25,000

AT&T CORP                                       25,000

AVISTA CORP                                     67,400

BOGEN COMMUNICATIONS                            18,900

INTL INC

CENDANT CORP                                    42,700

CONECTIV INC                                    46,000

CORAM HEATHCARE CORP                         1,825,101

COVALENT GROUP INC                             300,000

FLOORING AMER INC                                2,400

FRANCHISE FIN CORP AMER                         30,000

GENERAL MOTORS CORP                              5,000

GRIFFON CORP                                   115,825

KROLL O GARA CO                                 10,000

MILESTONE SCIENTIFIC INC                       205,134

NOVELL INC                                     117,800

PIER ONE IMPORTS INC                            10,000

PRIME HOSPITALITY CORP                          10,000

PROECTION ONE INC                               10,000

QUADRAMED CORP                                  85,600

QUENTRA NETWORKS INC                           766,143

RGS ENERGY GROUP INC                            30,500

TOYS R US INC                                   29,500

UNISYS CORP                                     10,164

VANTAGEMED CORP                                 15,000

WESTERN RES INC                                133,400

WESTPOINT STEVENS INC                           10,000

ZIPLINK INC                                     82,300
